Share-based Compensation - Summary of aggregate option activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Number of options
Exercised (in shares)	0	0	2,097,750
Stock options
Number of options
Outstanding at beginning of the year (in shares)	223,648,753
Forfeited (in shares)	(125,000)
Outstanding at end of the year (in shares)	223,523,753	223,648,753
Options exercisable on end of the year (in shares)	223,523,753
Vested or expected to vest (in shares)	223,523,753
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.03
Forfeited (in dollars per share)	0.0002
Outstanding at end of the year (in dollars per share)	0.03	$ 0.03
Options exercisable on end of the year (in dollars per share)	0.03
Vested or expected to vest (in dollars per share)	$ 0.03
Weighted average remaining contractual term
Outstanding Weighted average remaining contractual term (in years)	2 years 7 days	2 years 7 months 20 days
Options exercisable on end of the year (in years)	2 years 7 days
Vested or expected to vest (in years)	2 years 7 days
Weighted average grant date fair value
Outstanding at beginning of the year (in dollars per share)	$ 0.05
Granted (in dollars per share)			$ 0.01
Forfeited (in dollars per share)	0.03
Outstanding at end of the year (in dollars per share)	0.05	$ 0.05
Options exercisable on end of the year (in dollars per share)	0.05
Vested or expected to vest (in dollars per share)	$ 0.05